Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrants (Details) [Line Items]
Warrants outstanding (in Dollars)	$ 15,412,479
Public warrants (in Shares)	12,937,479	12,937,500
Private placement (in Dollars)	$ 2,475,000
Share of class A common stock (in Shares)	1
Price per warrants	$ 0.01
Sale of price per share	18
Warrants [Member]
Warrants (Details) [Line Items]
Price per share	$ 11.5